Consolidated Statements of Changes in Shareholders’ Equity - CAD ($) $ in Thousands	Common shares/Public shares	Preferred shares	Total share capital	Accumulated earnings	Equity-settled employee benefits reserve	Foreign currency translation reserve	Total reserves	Total Telesat Corporation/ Telesat Canada shareholders’ equity	Non-controlling Interest	Total
Beginning balance at Dec. 31, 2018	$ 26,580	$ 127,126	$ 153,706	$ 843,601	$ 60,715	$ 34,963	$ 95,678	$ 1,092,985		$ 1,092,985
Net income				187,198				187,198		187,198
Dividends declared on Director Voting Preferred shares				(20)				(20)		(20)
Issuance of share capital on exercise of stock appreciation rights		385	385	(455)	(144)		(144)	(214)		(214)
Issuance of share capital on settlement of restricted share units		804	804		(1,729)		(1,729)	(925)		(925)
Other comprehensive income (loss), net of tax expense				731		(50,465)	(50,465)	(49,734)		(49,734)
Share-based compensation					16,035		16,035	16,035		16,035
Ending balance at Dec. 31, 2019	26,580	128,315	154,895	1,031,055	74,877	(15,502)	59,375	1,245,325		1,245,325
Net income				245,578				245,578		245,578
Dividends declared on Director Voting Preferred shares				(10)				(10)		(10)
Issuance of share capital on exercise of stock appreciation rights										1,422,212
Issuance of share capital on settlement of restricted share units		803	803		(1,729)		(1,729)	(926)		(926)
Other comprehensive income (loss), net of tax expense				(10,109)		(32,422)	(32,422)	(42,531)		(42,531)
Share-based compensation					12,500		12,500	12,500		12,500
Ending balance at Dec. 31, 2020	26,580	129,118	155,698	1,266,514	85,648	(47,924)	37,724	1,459,936		1,459,936
Net income				103,542				103,542	54,220	157,762
Dividends declared on Director Voting Preferred shares				(10)				(10)		(10)
Issuance of share capital on exercise of stock appreciation rights										393,717
Issuance of share capital on settlement of restricted share units		16	16					16		16
Other comprehensive income (loss), net of tax expense				9,946		(12,059)	(12,059)	(2,113)	25,567	23,454
Share-based compensation					49,022		49,022	49,022	24,702	73,724
Reallocation related to Transaction	16,261	(129,134)	(112,873)	(1,029,116)	(96,006)	44,126	(51,880)	(1,193,869)	1,178,786	(15,083)
Ending balance at Dec. 31, 2021	$ 42,841		$ 42,841	$ 350,876	$ 38,664	$ (15,857)	$ 22,807	$ 416,524	$ 1,283,275	$ 1,699,799